SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details) (USD $)	12 Months Ended				12 Months Ended																																										1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 BCTI	Dec. 31, 2011 BCTI	Dec. 31, 2012 Comstar-Regions	Dec. 31, 2011 Comstar-Regions	Dec. 31, 2012 MTS Bermuda	Dec. 31, 2011 MTS Bermuda	Dec. 31, 2012 MTS Finance	Dec. 31, 2011 MTS Finance	Dec. 31, 2012 MTS Ukraine	Dec. 31, 2011 MTS Ukraine	Dec. 31, 2012 RTC	Dec. 31, 2011 RTC	Dec. 31, 2012 Sibintertelecom	Dec. 31, 2011 Sibintertelecom	Dec. 31, 2012 TVT	Dec. 31, 2011 TVT	Dec. 31, 2012 Infocentr	Dec. 31, 2011 Infocentr	Dec. 31, 2012 Inteleca Group	Dec. 31, 2011 Inteleca Group	Dec. 31, 2012 Altair	Dec. 31, 2011 Altair	Dec. 31, 2012 Sistema Telecom	Dec. 31, 2011 Sistema Telecom	Dec. 31, 2012 Uzdunrobita	Dec. 31, 2011 Uzdunrobita	Dec. 31, 2012 Tascom	Dec. 31, 2012 Elf Group	Dec. 31, 2012 Intercom	Dec. 31, 2012 ZhelGorTeleCom	Dec. 31, 2012 Pilot	Dec. 31, 2012 TVKiK	Dec. 31, 2012 Metro-Telecom	Dec. 31, 2011 Metro-Telecom	Dec. 31, 2012 Moscow City Telephone Network ("MGTS")	Dec. 31, 2011 Moscow City Telephone Network ("MGTS")	Dec. 31, 2012 K-Telecom	Dec. 31, 2011 K-Telecom	Dec. 31, 2012 Intellect Telecom	Dec. 31, 2011 Intellect Telecom	Dec. 31, 2012 Stream	Dec. 31, 2011 Stream	Oct. 31, 2011 MTS Belarus, an associated company of the Group	Sep. 30, 2011 MTS Belarus, an associated company of the Group	Dec. 31, 2012 MTS Belarus, an associated company of the Group	Dec. 31, 2011 MTS Belarus, an associated company of the Group	Dec. 31, 2012 MTS International Funding Limited ("MTS International")	Dec. 31, 2011 MTS International Funding Limited ("MTS International")	Dec. 31, 2010 MTS International Funding Limited ("MTS International")
Investments in significant legal entities
Ownership interest in equity investment (as a percent)					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.00%	95.00%	94.60%	94.10%	80.00%	80.00%	47.00%	47.00%	45.00%	100.00%			49.00%	49.00%
Debt issued by consolidated variable interest entity																																																					$ 750,000,000
Interest rate of debt issued by consolidated variable interest entity (as a percent)																																																					8.625%
Cash and cash equivalents	724,803,000	1,850,826,000	927,694,000	2,529,010,000																																															28,000	35,000
Intercompany Receivable from OJSC MTS																																																			751,617,000	751,617,000
Total assets																																																			751,645,000	751,652,000
Interest payable	52,076,000	90,125,000																																																	1,617,000	1,617,000
Notes payable due 2020	2,328,981,000	2,496,002,000																																																	750,000,000	750,000,000
Other payables	63,508,000	79,818,000																																																	26,000	14,000
Total liabilities																																																			751,643,000	751,631,000
Costs incurred in connection with notes maintenance activities included in the interest expense	568,184,000	656,898,000	777,287,000																																																64,700,000	66,400,000
Cumulative inflation rate period																																																3 years
Percentage of cumulative inflation rate																																																100.00%
Increase in carrying value of investments and advances in associates																																															$ 88,800,000